Equity (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Share Capital

(i) Share capital

	As of June 30,
	2020	2019	2018	2020	2019	2018
	Shares No.			(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	583,949,612	498,626,208	482,639,654	1,051,450	910,405	889,481
Less: Treasury Shares	(3,500,000)	(3,500,000)	(3,500,000)	—	—	—
Total Contributed Equity	580,449,612	495,126,208	479,139,654	1,051,450	910,405	889,481

Summary of Movements in Ordinary Share Capital

(ii) Movements in ordinary share capital

	As of June 30,			As of June 30,
	2020	2019	2018	2020	2019	2018
	Shares No.			(U.S. dollars, in thousands)
Opening balance	498,626,208	482,639,654	428,221,398	910,405	889,481	830,425
Issues of ordinary shares during the period
Exercise of share options(1)	4,223,404	313,108	289,245	4,364	258	116
Share based compensation for services rendered	600,000	1,209,187	540,051	864	1,170	662
Payment for contingent consideration	—	—	6,029,545	—	—	10,000
Entitlement offer to existing eligible shareholders	—	—	36,191,982	—	—	40,449
Placement of shares under an equity facility agreement	—	—	2,000,000	—	—	—
Placement of shares under a share placement agreement(2)	80,500,000	14,464,259	—	139,483	20,000	—
Placement of shares under a license agreement	—	—	892,857	—	—	1,000
Transaction costs arising on share issue	—	—	—	(6,871)	(817)	(2,869)
	85,323,404	15,986,554	45,943,680	137,840	20,611	49,358
Unissued ordinary shares during the period
Placement of shares under a share placement agreement	—	—	8,474,576	—	—	10,000
Transaction costs arising on share issue	—	—	—	—	—	(340)
	—	—	8,474,576	—	—	9,660
Total contributions of equity during the period	85,323,404	15,986,554	54,418,256	137,840	20,611	59,018

Share options reserve transferred to equity on exercise of options	—	—	—	3,205	313	38
Ending balance	583,949,612	498,626,208	482,639,654	1,051,450	910,405	889,481

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Options Plan (“ESOP”). The shares issued and share capital received upon the exercise of options are recorded above.

(2)

In October 2019, the Group completed a A$75.0 million (US$50.7 million) capital raise through the placement of 37.5 million new fully-paid ordinary shares at a price of A$2.00 per share to existing and new institutional investors, representing a 3.15% discount to the 10 day volume weighted average price calculated at the close of trading. In May 2020, the Group completed a A$138.0 million (US$88.8 million) capital raise through the placement of 43.0 million new fully-paid ordinary shares at a price of A$3.20 per share to existing and new institutional investors, representing a 7% discount to the 5 day volume weighted average price calculated at the close of trading May 8, 2020. During the year ended June 30, 2019, a $20.0 million equity purchase of Mesoblast Limited was completed at A$1.86 per share, representing a 20% premium to a blended volume weighted average price calculated over three months, one month and one day.

Summary of Reserves

(i) Reserves

	As at June 30,
(in U.S. dollars, in thousands)	2020	2019
Share-based payments reserve	85,330	80,034
Investment revaluation reserve	(429)	17
Foreign currency translation reserve	(38,267)	(39,413)
	46,634	40,638

Summary of Reconciliation of Reserves

(ii) Reconciliation of reserves

(in U.S. dollars, in thousands)	As at June 30,
Share-based payments reserve	2020	2019
Opening balance	80,034	75,974
Tax credited / (debited) to equity	979	—
Transfer to ordinary shares on exercise of options	(3,205)	(313)
Share option expense for the year	7,522	4,363
Reclassification of modified options to/(from) liability	—	10
Closing Balance	85,330	80,034

Investment revaluation reserve
Opening balance	17	21
Changes in the fair value of financial assets through other comprehensive income	(446)	(4)
Closing Balance	(429)	17

Foreign currency translation reserve
Opening balance	(39,413)	(39,276)
Currency gain/(loss) on translation of foreign operations net assets	1,146	(137)
Closing Balance	(38,267)	(39,413)